Fees Summary	May 27, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	549,944.39
Total Transaction Valuation	3,982,218,576.00
Total Offset Amount	0.00
Net Fee	$ 549,944.39
Offering Table N/A
Offset Table N/A	N/A